[logo] MERRIMAC FUNDS



February 12, 1997


Dear Shareholder:


                  We are pleased to provide you with the first annual report of the Merrimac Cash Fund. The period covered is short - the Fund's November 21, 1996 inception to December, 1996 - but the operating results and Fund growth are noteworthy.

                  The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. Investors Bank & Trust Company, the investment adviser to the Merrimac Master Portfolio, has engaged The Bank of New York as sub-adviser to carry out a program to accomplish the investment objective.

                  On behalf of the Board of Trustees of the Merrimac Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.





Sean P. Brennan
President
Merrimac Funds


           200 Clarendon Street (bullet) Boston, Massachusetts 02116
                     888.MERRIMAC (bullet) 617.927.8303 fax

MERRIMAC CASH FUND

Statement of Assets and Liabilities
December 31, 1996



Assets:
         Investment in Merrimac Portfolio,
            at value (Note 1)...........................................$1,006,310,145
         Deferred organization expense (Note 1).........................        68,427
                                                                         -------------
                Total assets............................................ 1,006,378,572
                                                                         -------------
Liabilities:
         Distribution payable to shareholders...........................     2,957,661
         Accrued expenses...............................................        74,977
                                                                         -------------
                Total liabilities.......................................     3,032,638
                                                                         -------------
Net Assets..............................................................$1,003,345,934
                                                                         =============
Shares outstanding...................................................... 1,003,345,934
                                                                         =============
Net asset value, maximum offer and redemption price per share, based on
  875,936,001 and 127,409,933 shares outstanding for the Premium Class
  and Institutional Class, respectively.                                $         1.00
                                                                         =============


Statement of Operations
For the Period ended December 31, 1996 (a)

Investment income allocated from Portfolio (Note 1):
         Interest.......................................................$    3,572,665
Expenses:
         Allocated Portfolio expenses...................................        78,760
         Accounting, transfer agency, and
            administration fees (Note 2)................................         6,416
         Insurance......................................................         4,947
         Legal..........................................................         2,413
         Amortization of organization expense (Note 1)..................         1,573
         Audit and tax return preparation fees..........................         1,207
         Printing.......................................................         1,207
         Other..........................................................           604
                                                                         -------------
                                                                                97,127
         Shareholder servicing fee
            Institutional Class (Note 3)................................        28,418
                                                                         -------------
         Total Expenses.................................................       125,545
                                                                         -------------
         Net investment income..........................................     3,447,120
                                                                         -------------
Net increase in net assets from operations..............................$    3,447,120
                                                                         =============

(a)  Fund's commencement of operations occurred on November 21, 1996.


                See accompanying notes to financial statements.

MERRIMAC CASH FUND

Statement of Changes in Net Assets



                                                                                 Period Ended
                                                                                 December 31,
                                                                                   1996 (a)
                                                                                 ------------
Operations
         Net investment income..................................................$    3,447,120
                                                                                 --------------
Dividends and distributions to shareholders
         Distributions from net investment income - Premium Class...............    (2,859,529)
         Distributions from net investment income - Institutional Class.........      (587,591)
                                                                                 --------------
         Total distributions declared to shareholders...........................    (3,447,120)
Capital Share Transactions
         Proceeds from sales of shares.......................................... 1,072,725,924
         Payment for redemption of shares.......................................   (69,379,990)
                                                                                 --------------
         Net increase in net assets derived from share transactions............. 1,003,345,934
                                                                                 --------------
         Net increase in net assets............................................. 1,003,345,934
Net Assets
         Beginning of period....................................................      --
                                                                                 --------------
         End of period..........................................................$1,003,345,934
                                                                                 ==============


Financial Highlights
Selected per share data for capital stock outstanding throughout the period:



                                            Period Ended December 31, 1996 (a)
                                           ------------------------------------
                                           Premium                 Institutional
                                            Class                      Class
                                           ---------------      --------------
Net asset value, beginning of period.......  $1.000                    $1.000
                                           --------                   --------
Net investment income......................   0.006                     0.006
Dividends from net investment
       income..............................  (0.006)                   (0.006)
                                           --------                   --------
Net asset value, end of period.............  $1.000                    $1.000
                                           ========                   ========
Net assets, end of period (thousands)......$875,936                  $127,410
Total return **............................   5.41%                     5.16%

Ratios to average net assets (b)**:
       Expenses............................   0.15%                     0.40%
       Net investment income...............   5.41%                     5.16%

-----------------------

(a)  Fund's commencement of operations occurred on November 21, 1996.
(b)  Includes the Fund's proportionate share of the Portfolio's net expenses.
**   Annualized.


                See accompanying notes to financial statements.

                                 Merrimac Funds

                               Merrimac Cash Fund

                          Notes to Financial Statements



(1 Significant Accounting Policies:



     The Merrimac Funds (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Merrimac Cash Fund Premium Class (the "Premium Class") and the Merrimac Cash Fund Institutional Class (the "Institutional Class")

     The Fund invests all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), a series of the Merrimac Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     It is the policy of the Fund to maintain a net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment security valuations-

     The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.


B. Securities transactions and income-

     The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.


C. Federal income taxes-

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year and meets certain other requirements. Accordingly, no provision for Federal income taxes was required.


D. Deferred organization expense-

     Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.


E. Expense allocation-

     Expenses directly attributable to a class are charged to that class. Expenses not directly attributed to a specific class are allocated, based on relative net assets, to each of the classes.


(2) Dividends and Distributions to Shareholders:

     Dividends on the shares of the Fund are declared each business day to shareholders of record at noon (New York time) on that day, and paid and reinvested on the last business day of the month. Distributions of net realized gains to shareholders, if any, are declared annually and recorded on the ex-dividend date. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.


(3) Shareholder Servicing Plan:

     The Trust has adopted a Sharholder Servicing Plan under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that a service organization contributes to the Trust on behalf of their clients.

(4) Management Fee and Affiliated Transactions:

     The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. The Bank of New York ("BNY") serves as the Portfolio's sub-adviser. The Fund pays no direct compensation for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank serves as administrator, custodian and transfer agent of the Fund. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting for the Fund. For these services, Investors Bank is paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

     Certain of the trustees and officers of the Trust are directors or officers of Investors Bank. The Fund pays no compensation to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Fund from the investment adviser.


(5) Investment Transactions:

     The Fund's investments in and withdrawals from the Portfolio for the period from November 21, l996 to December 31, 1996 aggregated $1,072,725,924 and $69,379,990, respectively.


(6) Shares of Beneficial Interest:

     The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares for each Class were as follows:


                                        Premium Class     Institutional Class
                                        -------------     -------------------
Proceeds from Shares Sold               916,936,001       155,789,923
Payment for Shares Redeemed             (41,000,000)      (28,379,990)
                                        -----------       ------------
Net increase in shares                  875,936,001       127,409,933
                                        ===========       ============

     At December 31, 1996, 100% of the Fund's outstanding shares are held of record by Investors Bank and BNY, as agents for their respective clients.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To The Board of Trustees
 and Shareholders of

Merrimac Cash Fund



     We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund, one of the series comprising The Merrimac Funds (the "Trust"), as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period from November 21, 1996, (commencement of operations) to December 31, 1996. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Fund at December 31, 1996, the results of its operations, the changes in net assets and its financial highlights for the period from November 21, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.



Boston, Massachusetts
February 21, 1997                                           Ernst & Young LLP

MERRIMAC CASH PORTFOLIO

Portfolio of Investments
December 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Yield to
                                                                                Maturity on
      Principal                                                                   Date of           Maturity                Value
       Amount          Description                                               Purchase *           Date                (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
                  Commercial Paper - 50.0%
 $ 10,000,000     Apex Funding . . . . . . . . . . . . . . . . . . . . . . . . .   5.42%            01/21/97        $    9,969,889
   10,000,000     Apex Funding . . . . . . . . . . . . . . . . . . . . . . . . .   5.82%            01/24/97             9,962,817
   20,000,000     Asset Backed Capital Finance . . . . . . . . . . . . . . . . .   5.45%            03/06/97            19,806,222
   25,000,000     Banner Receivables . . . . . . . . . . . . . . . . . . . . . .   5.57%            03/25/97            24,678,951
   18,500,000     Barton Capital . . . . . . . . . . . . . . . . . . . . . . . .   5.55%            02/28/97            18,334,579
   25,000,000     Clipper Receivables. . . . . . . . . . . . . . . . . . . . . .   5.62%            01/24/97            24,910,236
   10,000,000     Creative Capital . . . . . . . . . . . . . . . . . . . . . . .   5.60%            01/17/97             9,975,111
   16,065,000     Credit Agricole. . . . . . . . . . . . . . . . . . . . . . . .   5.33%            01/24/97            16,010,294
   10,000,000     CXC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.60%            02/18/97             9,925,333
   25,000,000     Eiger Capital  . . . . . . . . . . . . . . . . . . . . . . . .   5.55%            02/21/97            24,803,438
   20,000,000     Eureka Securitization. . . . . . . . . . . . . . . . . . . . .   5.42%            01/31/97            19,909,667
   25,000,000     Galleon Capital. . . . . . . . . . . . . . . . . . . . . . . .   5.62%            01/24/97            24,910,236
   20,000,000     Gotham Funding . . . . . . . . . . . . . . . . . . . . . . . .   5.43%            02/13/97            19,870,283
   20,000,000     International Securitization . . . . . . . . . . . . . . . . .   5.43%            01/28/97            19,918,550
   18,700,000     Jlus Funding . . . . . . . . . . . . . . . . . . . . . . . . .   5.45%            03/03/97            18,527,311
   25,000,000     Old Line Funding . . . . . . . . . . . . . . . . . . . . . . .   5.53%            01/24/97            24,911,674
   10,000,000     Orix America . . . . . . . . . . . . . . . . . . . . . . . . .   5.42%            02/19/97             9,926,160
   10,000,000     Orix America . . . . . . . . . . . . . . . . . . . . . . . . .   5.45%            03/27/97             9,871,319
   20,561,000     Peacock Funding. . . . . . . . . . . . . . . . . . . . . . . .   5.60%            02/13/97            20,423,470
    7,062,000     Peacock Funding. . . . . . . . . . . . . . . . . . . . . . . .   5.60%            02/24/97             7,002,679
   25,000,000     Pooled Accounts Receivable Capital . . . . . . . . . . . . . .   5.77%            01/21/97            24,919,861
   25,000,000     Premium Funding. . . . . . . . . . . . . . . . . . . . . . . .   5.48%            01/27/97            24,901,056
   19,787,000     Receivables Capital. . . . . . . . . . . . . . . . . . . . . .   5.80%            01/21/97            19,723,242
   25,000,000     Retailer Funding . . . . . . . . . . . . . . . . . . . . . . .   5.60%            01/30/97            24,887,222
   20,000,000     Strategic Asset Funding. . . . . . . . . . . . . . . . . . . .   5.45%            02/28/97            19,824,389
   25,000,000     Windmill Funding . . . . . . . . . . . . . . . . . . . . . . .   5.52%            01/14/97            24,950,167
   20,600,000     Wood Street Funding. . . . . . . . . . . . . . . . . . . . . .   5.47%            01/27/97            20,518,619
                                                                                                                        ----------
                  Total Commercial Paper
                    (cost $503,372,775). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           503,372,775
                                                                                                                        ----------
                  Repurchase Agreements - 41.0%
  150,000,000     Goldman Sachs Repurchase Agreement, dated
                  12/31/96, due 1/2/97, with a maturity value of
                  $150,058,750 and an effective yield of 7.05%,
                  collateralized by U.S. Government Agency Obligations with
                  rates ranging from 6.24% to 7.00% with maturity dates
                  ranging from 4/15/21 to 10/1/26, and with an aggregate
                  market value of $152,308,173 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           150,000,000

   12,472,990     Goldman Sachs Repurchase Agreement, dated 12/31/96, due
                  1/2/97, with a maturity value of $12,477,494 and an
                  effective yield of 6.50%, collateralized by U.S. Agency
                  Obligations with rates ranging from 6.24% to 7.00% with
                  maturity dates ranging from 4/15/21 to 10/1/26, and with an
                  aggregate market value of $12,664,922. . . . . . . . . . . . . . . . . . . . . . . . . . .            12,472,990

                                 See accompanying notes to financial statements.



MERRIMAC CASH PORTFOLIO

Portfolio of Investments (concluded)
December 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Yield to
                                                                                Maturity on
      Principal                                                                   Date of           Maturity                Value
       Amount          Description                                               Purchase *           Date                (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
 $150,000,000     Lehman Brothers Repurchase Agreement, dated
                  12/31/96, due 1/2/97, with a maturity value of $150,058,333 and an effective yield of 7.00%, collateralized by U.S.
                  Agency Obligations with rates ranging from 0.00%
                  to 7.72% with maturity dates ranging from 11/25/06 to
                  7/1/24, and with an aggregate market value of $153,002,108 . . . . . . . . . . . . . . . .        $  150,000,000

  100,000,000     Nikko Securities Repurchase Agreement, dated 12/31/96 due
                  1/2/97, with a maturity value of $100,038,889 and an
                  effective yield of 7.00%, collateralized by U.S.
                  Government Agency Obligations with rates ranging from
                  6.00% to 7.50% with maturity dates ranging from 12/1/25
                  to 12/1/26, and with an aggregate market value of $101,920,168 . . . . . . . . . . . . . .           100,000,000
                                                                                                                        ----------
                  Total Repurchase Agreements
                    (cost $412,472,990). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           412,472,990
                                                                                                                        ----------
                  Certificates of Deposits, Yankee Dollar - 5.0%
   10,000,000     Industrial Bank of Japan . . . . . . . . . . . . . . . . . . .   5.47%            01/21/97            10,000,000
   30,000,000     Norinchukin Bank . . . . . . . . . . . . . . . . . . . . . . .   5.90%            01/30/97            30,000,000
   10,000,000     Sanwa Bank . . . . . . . . . . . . . . . . . . . . . . . . . .   5.48%            01/21/97            10,000,000
                                                                                                                        -----------
                  Total Certificates of Deposits
                    (cost $50,000,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,000,000
                                                                                                                        -----------
                  Variable Rate Notes - 4.0%
   10,000,000     Bank One . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.61%            11/03/97             9,995,525
   20,000,000     Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . .   5.69%            12/22/97            19,994,681
   10,000,000     Royal Bank . . . . . . . . . . . . . . . . . . . . . . . . . .   5.56%            11/14/97             9,991,340
                                                                                                                        -----------
                  Total Variable Rate Notes
                    (cost $39,981,546) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39,981,546
                                                                                                                        -----------
                  Total Investments - 100.0%
                    (cost $1,005,827,311). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,005,827,311

                  Other assets in excess of liabilities - 0.0% . . . . . . . . . . . . . . . . . . . . . . .               482,834
                                                                                                                        -----------
                  Net Assets - 100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $1,006,310,145
                                                                                                                    ==============


   * Yield to maturity on date of purchase, except in the case of Variable Rate Notes, whose yields are determined on date of last interest rate change.

                See accompanying notes to financial statements.

MERRIMAC CASH PORTFOLIO



Statement of Assets and Liabilities
December 31, 1996

Assets:
         Investments, at value (cost $593,354,321)
          (Note 1).................................. $  593,354,321
         Repurchase agreements, at value and cost...    412,472,990
         Interest receivable........................        487,659
         Deferred organization expense..............         58,652
                                                      -------------
                Total assets........................  1,006,373,622
                                                      -------------
Liabilities:
         Accrued expenses...........................         63,477
                                                      -------------
                Total liabilities...................         63,477
                                                      -------------
Net Assets.......................................... $1,006,310,145
                                                     ==============





Statement of Operations
For the Period ended December 31, 1996 (a)

Income:
         Interest..............................................................$3,572,665

Expenses:
         Management fee............................................$108,913
         Legal.....................................................   8,031
         Insurance.................................................   7,802
         Audit and tax return preparation fees.....................   4,589
         Portfolio transaction fees................................   3,442
         Amortization of organization expense......................   1,348
         Other.....................................................   2,295
                                                                    -------
                                                                    136,420
         Management fee waived by investment adviser (Note 2)...... (57,660)       78,760
                                                                    -------     ---------
         Net investment income................................................. 3,493,905
                                                                                ---------
Net increase in net assets from operations.....................................$3,493,905
                                                                                =========

(a)  Portfolio's commencement of operations occurred on November 21, 1996.


                See accompanying notes to financial statements.

MERRIMAC CASH PORTFOLIO



Statement of Changes in Net Assets

                                                            Period Ended
                                                            December 31,
                                                              1996 (a)
                                                           --------------
Operations:
         Net investment income............................$    3,493,905
                                                           --------------
Transactions in investors' beneficial interest:
         Contributions.................................... 1,072,725,924
         Withdrawals......................................   (69,909,684)
                                                           --------------
            Net increase from investors' transactions..... 1,002,816,240
                                                           --------------
         Net increase in net assets....................... 1,006,310,145

Net Assets:
         Beginning of period..............................        --
                                                           --------------
         End of period....................................$1,006,310,145
                                                           ==============

Supplementary Data:

Ratios to average net assets **:

         Expenses                                                  0.12%

         Net investment income                                     5.45%

         Expenses, without waiver                                  0.21%

===================================================

(a) Portfolio's commencement of operations occurred on November 21, 1996. ** Annualized.

                See accompanying notes to financial statements.

                            Merrimac Master Portfolio

                             Merrimac Cash Portfolio

                          Notes to Financial Statements


(1) Significant Accounting Policies:

     The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified, management investment company. The Merrimac Cash Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. Investment security valuations-

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.


B. Securities transactions and income-

     Interest income consists of interest accrued and discount earned (including both original issue and market discount) less premium amortized on the investments of the Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolio are accrued daily.


C. Federal income taxes-

     The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio also intends to conduct its operations such that its investors will be able to qualify as a Regulated Investment Company.

D. Repurchase agreements-

     It is the policy of the Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. Deferred organizational expense-

     Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through November 2001.


(2) Management Fee and Affiliated Transactions:

     The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolio's investment program. The Bank of New York ("BNY") serves as the Portfolio's sub-adviser. For its services to the Portfolio, BNY is paid a monthly fee by Investors Bank computed at an annual rate of .08% of the average daily net assets of the Portfolio. The Portfolio does not pay a fee directly to BNY for such services.

     Investors Bank serves as custodian for the Portfolio. IBT Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator of the Portfolio. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent and transfer agent for the Portfolio. For its services to the Portfolio, Investors Bank is paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Portfolio. Investors Bank and BNY voluntarily reduced their fees to an annual rate of 0.08%, and an annual rate of 0.04%, respectively, for 1996.

     Certain of the trustees and officers of the Trust are directors or officers of Investors Bank. The Portfolio pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Portfolio from the investment adviser.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Board of Trustees
 and Shareholders of

Merrimac Cash Portfolio



     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio, a series of Merrimac Master Portfolio, (the "Trust"), as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period from November 21, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Portfolio, the results of its operations, the changes in its net assets and financial highlights for the period from November 21, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.



Boston, Massachusetts
February 21, 1997                                           Ernst & Young LLP